Clients Representing Company's Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer Concentration Risk | Net Revenue | Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	18.00%	26.00%	31.00%